Financial Risk Management Objectives and Policies - Summary of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	¥ 1,525	¥ 2,212
Cash and cash equivalents	646	4,605
Other non-current assets	3,370	2,927
Trade and other payables	(4,040)	(3,184)
Obligations under finance leases		(66,868)
Borrowings	(55,126)	(63,801)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	75	31
Cash and cash equivalents	124	961
Other receivables		1,065
Other non-current assets	190	206
Trade and other payables	(144)	(111)
Obligations under finance leases	(25,376)	(29,254)
Borrowings	(3,139)	(7,555)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	55	3
Cash and cash equivalents	47	74
Other receivables	2
Trade and other payables	(2)
Borrowings	(3,566)	(4,921)
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	5	16
Cash and cash equivalents	10	28
Other receivables	1	1
Trade and other payables	(5)	(6)
Obligations under finance leases	(514)	(627)
Borrowings	(2,503)	(2,435)
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	25	16
Other receivables	131	131
Borrowings	¥ (1,066)	¥ (1,058)